TAXATION - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Net operating loss carrying forward	¥ 2,210,114	¥ 1,483,894
Asset impairment	730,959	530,710
Deferred rental cost	116,862	88,147
Unrealized profits	330,808	467,404
Accrual expense	556,900	451,008
Others	42,186	41,922
Less: valuation allowance	(2,892,268)	(2,178,650)	¥ (1,797,234)	¥ (1,325,529)
Net deferred tax asset	1,095,561	884,435
Deferred tax liability
Fair value change of certain investments	(40,556)	(5,087)
Acquired intangible assets	(14,419)	(5,152)
Deferred revenue	(3,767)	(7,050)
Total deferred tax liability	¥ (58,742)	¥ (17,289)